Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Carrying value of equity investments	$ 116,193	$ 110,687
Trade accounts receivable balances	Trade accounts receivable balances that are more than 180 days past due are generally 100% provided for in the allowance for doubtful accounts.
Single customer percentage of receivable	5.00%	8.00%
Largest customer revenue percentage	7.00%	9.00%	9.00%
Second largest customer revenue percentage	5.00%
Research and development costs	20,100	20,200	18,800
Percentage of LIFO Inventory	17.00%	19.00%
LIFO inventory amount	$ 18,146	$ 19,476
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Minimum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment, useful life	3 years
Minimum [Member] | Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment, useful life	15 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful life	40 years
Maximum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment, useful life	11 years
Maximum [Member] | Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Property Plant and Equipment, useful life	40 years
Chilean tube [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage ownership of investments accounted for under the cost method	19.50%
Finland Small Recycling Business [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage ownership of investments accounted for under the cost method	12.19%